Equity (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 24, 2022 ₪ / shares	Oct. 31, 2021	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Equity (Details) [Line Items]
Ordinary shares price per share description				The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share.
Ordinary shares				67,086,000
Ordinary shares, issued				65,677,000	65,677,000
Ordinary shares, outstanding				65,677,000	65,677,000
Company over the requisite service period description				Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period.
Ordinary shares				1,296,494
Contractual term				10 years
Weighted-average remaining contractual life				4 years 1 month 6 days
Total intrinsic value of options exercised (in Dollars) | $				$ 300	$ 5,190	$ 40
Unvested number of shares				400,000
Unrecognized compensation cost (in Dollars) | $				$ 1,400
Weighted average period over which unrecognized compensation cost will be recognized				2 years 1 month 6 days
Salaries to purchase percentage		15.00%
Fair market value percentage		85.00%
Common stock future issuance				4,950,250
Share price (in New Shekels per share) | ₪ / shares	₪ 0.01
Ownership percentage	15.00%
Ordinary shares percentage				15.00%
Existing holder percentage				15.00%
Net underwriting discount (in Dollars) | $			$ 218,900
Offering expenses (in Dollars) | $			$ 11,100
Public offering			7,931,034
2012 Plan [Member]
Equity (Details) [Line Items]
Equity incentive plan, number of additional shares authorized					1,500,000
Expected option term				10 years
Ordinary shares				9,041,427
Equity incentive plan, shares authorized					1,500,000
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Aggregate number shares				5,200,000
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Ordinary shares				249,750
Future [Member]
Equity (Details) [Line Items]
Ordinary shares				277,506
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $				$ 54,300
Weighted average period over which unrecognized compensation cost will be recognized				2 years 2 months 12 days
Value of equity classified RSUs vested (in Dollars) | $				$ 24,800